Cover	Sep. 14, 2026
Entity Registrant Name	AMAZON COM INC
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-43202
Entity Central Index Key	0001018724
Entity Tax Identification Number	91-1646860
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	410 Terry Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109-5210
City Area Code	206
Local Phone Number	266-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value. 01 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	AMZN
Security Exchange Name	NASDAQ
Floating Rate Notes Due 2028 [Member]
Title of 12(b) Security	Floating Rate Notes due 2028
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Sec 2. 800 Notes Due 2028 [Member]
Title of 12(b) Security	2.800% Notes due 2028
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Sec 3. 100 Notes Due 2030 [Member]
Title of 12(b) Security	3.100% Notes due 2030
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Sec 3. 350 Notes Due 2032 [Member]
Title of 12(b) Security	3.350% Notes due 2032
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Sec 3. 700 Notes Due 2035 [Member]
Title of 12(b) Security	3.700% Notes due 2035
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Sec 4. 050 Notes Due 2039 [Member]
Title of 12(b) Security	4.050% Notes due 2039
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Sec 4. 450 Notes Due 2045 [Member]
Title of 12(b) Security	4.450% Notes due 2045
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Sec 4. 850 Notes Due 2064 [Member]
Title of 12(b) Security	4.850% Notes due 2064
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ